Income Tax (Tables)	12 Months Ended
Feb. 28, 2015
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2015	2014	2013

Earnings before income taxes:
Canada	$461,075	$1,441,059	$1,017,263
United States	(16,528)	(22,356)	(119,307)
Total	444,547	$1,418,703	$897,956

Provision for income taxes:
Current	$-	$-	$-
Deferred, Canada	108,965	255,408	306,652
Deferred, United States	-	-	-
Total	$108,965	$255,408	$306,652

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2015	2014	2013
Tax at statutory rates at CDN rates	$115,582	$367,903	$220,492
Foreign loss taxed at US rates	(4,297)	(3,360)	(16,690)
Effect of change in statutory rate	-	-	-
Effect of foreign exchange on loss carry-forwards	(174,257)	(236,464)	(150,732)
Non-deductible expenses (revenue)	(37,861)	26,232	37,979
Expiry of loss carry-forwards		-	-
Other items, net	42,380	(156,542)	38,652
Change in valuation allowance	167,418	257,639	176,951
Income tax provision for year	$108,965	$255,408	$306,652

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2015	2014

Operating and other losses carried forward	$5,168,877	$4,907,476
Property, plant and equipment	612,706	821,547
Trademark and deferred costs	114,965	113,355
Un-realized foreign exchange loss	(801)	(1,068)
Financing costs	4,017	-
Total deferred tax assets	5,899,764	5,841,310
Valuation allowance	(3,856,161)	(3,688,743)

Net deferred tax assets	$2,043,603	$2,152,567